SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets
Principal accounting policies:
Allowance for credit losses	$ 1,409	$ 386